UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Variable Global High Yield Bond Portfolio
Class I	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Variable Global High Yield Bond Portfolio for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$85	0.81%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Western Asset Variable Global High Yield Bond Portfolio returned 9.96%. The Fund compares its performance to the Bloomberg Global High Yield Index (Hedged) (USD), which returned 10.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Issue selection within multiple sectors, including communications, banking and consumer non-cyclicals.
↑	Overweight to consumer cyclicals and underweights to basic industry and capital goods.
↑	Allocation to collateralized loan obligations.

Top detractors from performance:
↓	Issue selection within the consumer cyclicals and transportation sectors.
↓	Regional positioning, as the Fund was underweight to emerging markets.
↓	Although quality positioning added to performance, the effect of credit derivatives resulted in an overall negative contribution.
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury futures to manage duration and yield-curve positioning, single-name and index (CDX) credit default swaps to manage credit exposures, and foreign currency forwards and futures contracts to manage currency risk. In aggregate, these derivatives detracted from performance.
Western Asset Variable Global High Yield Bond Portfolio	PAGE 1	7872-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	9.96	2.56	5.33
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
Bloomberg Global High Yield Index (Hedged)(USD)	10.02	4.77	6.31
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$158,743,012
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	377
Total Management Fee Paid	$1,086,796
Portfolio Turnover Rate	57%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Variable Global High Yield Bond Portfolio	PAGE 2	7872-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective January 10, 2025, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan Kohan, Ian R. Edmonds, Walter E. Kilcullen, and Christopher F. Kilpatrick.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Variable Global High Yield Bond Portfolio	PAGE 3	7872-ATSR-0226

Western Asset Variable Global High Yield Bond Portfolio
Class II	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Variable Global High Yield Bond Portfolio for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II1	$111	1.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class II shares of Western Asset Variable Global High Yield Bond Portfolio returned 9.95%. The Fund compares its performance to the Bloomberg Global High Yield Index (Hedged) (USD), which returned 10.02% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Issue selection within multiple sectors, including communications, banking and consumer non-cyclicals.
↑	Overweight to consumer cyclicals and underweights to basic industry and capital goods.
↑	Allocation to collateralized loan obligations.

Top detractors from performance:
↓	Issue selection within the consumer cyclicals and transportation sectors.
↓	Regional positioning, as the Fund was underweight to emerging markets.
↓	Although quality positioning added to performance, the effect of credit derivatives resulted in an overall negative contribution.
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury futures to manage duration and yield-curve positioning, single-name and index (CDX) credit default swaps to manage credit exposures, and foreign currency forwards and futures contracts to manage currency risk. In aggregate, these derivatives detracted from performance.
Western Asset Variable Global High Yield Bond Portfolio	PAGE 1	7884-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class II 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class II	9.95	2.34	5.09
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
Bloomberg Global High Yield Index (Hedged)(USD)	10.02	4.77	6.31
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$158,743,012
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	377
Total Management Fee Paid	$1,086,796
Portfolio Turnover Rate	57%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Variable Global High Yield Bond Portfolio	PAGE 2	7884-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective January 10, 2025, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan Kohan, Ian R. Edmonds, Walter E. Kilcullen, and Christopher F. Kilpatrick.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Variable Global High Yield Bond Portfolio	PAGE 3	7884-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $146,739 in December 31, 2024 and $148,206 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in December 31, 2024 and $30,000 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $334,889 in December 31, 2024 and $344,935 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Variable Global High Yield Bond Portfolio
Financial Statements and Other Important Information
Annual  | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 74.8%
Communication Services — 12.3%
Diversified Telecommunication Services — 3.1%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	2,020,000	$1,402,798 (a)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	162,000	148,777 (a)
Altice France SA, Senior Secured Notes	6.500%	4/15/32	346,545	332,436 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	731,595	702,038 (a)
Fibercop SpA, Senior Secured Notes	6.000%	9/30/34	550,000	523,790 (a)
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	320,000	328,108 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	170,000	174,097 (a)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	850,000	887,826 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	390,000	402,093 (a)
Total Diversified Telecommunication Services				4,901,963
Entertainment — 0.6%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	550,000	557,945 (a)
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	550,000	388,437
Total Entertainment				946,382
Media — 6.8%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	270,000	283,309 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	520,000	467,055
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	500,000	315,967
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	2,590,000	1,545,666
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	330,000	346,727 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	70,000	70,913 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	300,000	306,781 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,040,000	1,021,673 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	510,000	531,106 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,207,000	1,335,643
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	715,130	733,522 (b)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	50,000	46,927 (a)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	260,000	262,346 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	500,000	519,262 (a)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Gray Media Inc., Senior Secured Notes	7.250%	8/15/33	340,000	$347,626 (a)
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	540,000	357,775
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	275,500	265,560 (a)
Sunrise FinCo I BV, Senior Secured Notes	4.875%	7/15/31	400,000	381,320 (c)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	260,000	279,637 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	290,000	299,354 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	300,000	264,782 (a)
VZ Secured Financing BV, Senior Secured Notes	5.250%	1/15/33	490,000 EUR	566,606 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	220,000	223,093 (a)
Total Media				10,772,650
Wireless Telecommunication Services — 1.8%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	740,000	550,244 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	360,000	238,867 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	210,000	128,959 (a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	250,000	151,598 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,050,000	642,957 (a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	750,000	699,131 (c)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	210,000	194,040 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	6.750%	1/15/33	270,000	267,917 (a)
Total Wireless Telecommunication Services				2,873,713

Total Communication Services				19,494,708
Consumer Discretionary — 13.4%
Automobile Components — 2.2%
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	550,000	530,179
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	540,000	550,335 (a)
American Axle & Manufacturing Inc., Senior Secured Notes	6.375%	10/15/32	110,000	112,082 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	240,000	251,174 (a)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	210,000	$223,350 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	630,000	660,698 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	380,000	375,764 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	390,000	394,470 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	440,000	430,619 (a)
Total Automobile Components				3,528,671
Automobiles — 1.1%
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	460,000	433,964 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,450,000	1,254,250 (a)
Total Automobiles				1,688,214
Broadline Retail — 2.1%
B&M European Value Retail SA, Senior Secured Notes	4.000%	11/15/28	320,000 GBP	415,704 (c)
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	900,000	990,592 (a)
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	2,110,000	1,954,737
Total Broadline Retail				3,361,033
Diversified Consumer Services — 0.7%
IPD 3 BV, Senior Secured Notes	5.500%	6/15/31	130,000 EUR	154,834 (a)
IPD 3 BV, Senior Secured Notes (3 mo. EURIBOR + 3.375%)	5.475%	6/15/31	100,000 EUR	118,541 (a)(d)
Verisure Holding AB, Senior Secured Notes	7.125%	2/1/28	650,000 EUR	786,424 (a)
Total Diversified Consumer Services				1,059,799
Hotels, Restaurants & Leisure — 5.6%
Brightstar Lottery PLC/Brightstar Global Solutions Corp., Senior Secured Notes	5.750%	1/15/33	180,000	178,795 (a)
Carnival Corp., Senior Notes	5.125%	5/1/29	150,000	151,738 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	610,000	630,200 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,000,000 EUR	1,096,203
Carnival PLC, Senior Notes	4.125%	7/15/31	220,000 EUR	262,210 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	850,000	741,625 (a)
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	150,000	153,770 (a)
Light & Wonder International Inc., Senior Notes	6.250%	10/1/33	240,000	243,088 (a)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	6.613%	7/16/35	853,000 GBP	1,073,627 (c)(d)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	350,000	346,747 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	600,000	602,077 (a)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	120,000	119,614 (a)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	500,000	$512,269 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	150,000	150,007 (a)
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	590,000	602,507 (a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	190,008
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	580,000	589,253 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	665,000	668,320 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	510,000	552,179 (a)
Total Hotels, Restaurants & Leisure				8,864,237
Household Durables — 0.6%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	390,000	392,465 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	210,000	220,468 (a)
TopBuild Corp., Senior Notes	5.625%	1/31/34	380,000	384,606 (a)
Total Household Durables				997,539
Specialty Retail — 0.9%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	370,000	389,020 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000	192,198 (a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	160,000	147,913 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	370,000	356,130 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	380,000	397,287
Total Specialty Retail				1,482,548
Textiles, Apparel & Luxury Goods — 0.2%
CT Investment GmbH, Senior Secured Notes	6.375%	4/15/30	190,000 EUR	232,013 (a)

Total Consumer Discretionary				21,214,054
Consumer Staples — 1.4%
Beverages — 0.8%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	450,000	446,337 (a)
Coca-Cola Icecek AS, Senior Notes	4.500%	1/20/29	350,000	345,597 (a)
Coca-Cola Icecek AS, Senior Notes	4.500%	1/20/29	400,000	394,969 (c)
Total Beverages				1,186,903
Consumer Staples Distribution & Retail — 0.1%
Boots Group Finco LP, Senior Secured Notes	7.375%	8/31/32	100,000 GBP	139,753 (a)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Food Products — 0.5%
Grupo Nutresa SA, Senior Notes	8.000%	5/12/30	760,000	$821,957 (a)

Total Consumer Staples				2,148,613
Energy — 11.9%
Energy Equipment & Services — 0.4%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	270,000	280,682 (a)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	410,000	408,667 (a)
Total Energy Equipment & Services				689,349
Oil, Gas & Consumable Fuels — 11.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	10/15/33	440,000	442,890 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	180,000	182,892 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	610,000	631,214 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	1,010,000	1,003,890 (a)
Ecopetrol SA, Senior Notes	8.375%	1/19/36	610,000	628,172
Ecopetrol SA, Senior Notes	5.875%	5/28/45	900,000	670,369
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	10,000	9,995 (d)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	440,000	452,255 (d)(e)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	940,000	906,513 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	50,000	52,792 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	660,000	678,351 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.639%	9/30/29	340,540	354,162 (a)(d)(f)(g)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	490,000	477,399 (a)
Northriver Midstream Finance LP, Senior Secured Notes	6.750%	7/15/32	370,000	377,314 (a)
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	500,000	531,250 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	370,000	379,717 (a)
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	340,000	336,587
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	900,000	664,358 (a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,600,000	1,519,301
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,350,000	1,224,031
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	500,000	404,314
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	400,000	399,054 (a)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	120,000	$126,788 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	170,000	176,388 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	804,000	826,544 (a)(d)(e)
Sunoco LP, Senior Notes	5.625%	3/15/31	390,000	393,060 (a)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	4.000%	8/15/26	550,000	547,830 (c)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	3.250%	8/15/30	400,000	371,560 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	250,000	227,667 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,290,000	1,019,694 (a)(d)(e)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	120,000	119,401 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	630,000	651,229 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	190,000	205,401 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	280,000	286,238 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	60,000	65,729 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	390,000	399,657 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	310,000	292,304 (a)
YPF SA, Senior Notes	6.950%	7/21/27	245,000	247,142 (a)
Total Oil, Gas & Consumable Fuels				18,283,452

Total Energy				18,972,801
Financials — 9.8%
Banks — 4.5%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	780,000	766,244 (a)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	411,735 (a)(d)(e)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	1,620,000	$1,593,553 (a)(d)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	280,000	284,671 (d)(e)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	140,000	145,565 (d)(e)
Citigroup Inc., Senior Notes (2.976% to 11/5/29 then SOFR + 1.422%)	2.976%	11/5/30	500,000	476,471 (d)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	2,020,000	1,928,327 (a)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	220,000	228,772 (d)(e)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	690,000	630,948 (d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	690,000	747,015 (d)(e)
Total Banks				7,213,301
Capital Markets — 1.7%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,370,000	1,286,944 (a)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	330,000	308,367 (d)(e)
Credit Suisse AG AT1 Claim	—	—	3,590,000	0 *(f)(g)(h)
RAY Financing LLC, Senior Secured Notes	6.500%	7/15/31	330,000 EUR	395,963 (a)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	260,000	269,859 (a)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	430,000	440,900 (a)(d)(e)
Total Capital Markets				2,702,033
Consumer Finance — 0.8%
FirstCash Inc., Senior Notes	4.625%	9/1/28	500,000	498,991 (a)
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	790,000	790,000 (a)(f)(i)
Total Consumer Finance				1,288,991
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — 1.4%
Block Inc., Senior Notes	6.000%	8/15/33	360,000	$369,781 (a)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	100,000 GBP	144,312 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	160,000	164,940 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	320,000	336,432 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	760,000	793,787 (a)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	277,609	104,103 *(a)(j)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	300,000	314,962 (a)
Total Financial Services				2,228,317
Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	150,000	155,181 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	370,000	373,975 (a)
Asurion LLC and Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	1,000,000	1,038,126 (a)
Total Insurance				1,567,282
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	210,000	209,229 (a)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	370,000	354,017 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				563,246

Total Financials				15,563,170
Health Care — 5.0%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	130,000	134,552 (a)
Health Care Providers & Services — 2.4%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	430,000	383,108 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	856,000	935,343 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	590,000	620,431 (a)
CVS Health Corp., Senior Notes	3.250%	8/15/29	400,000	386,278
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	430,000	451,531 (a)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Tenet Healthcare Corp., Senior Notes	6.000%	11/15/33	970,000	$999,312 (a)
Total Health Care Providers & Services				3,776,003
Pharmaceuticals — 2.5%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	880,000	915,875 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	680,000	673,821 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	80,000	64,500 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	143,000	141,670
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	970,000	1,118,109
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	500,000	378,772
Teva Pharmaceutical Finance Netherlands IV BV, Senior Notes	5.750%	12/1/30	690,000	716,320
Total Pharmaceuticals				4,009,067

Total Health Care				7,919,622
Industrials — 8.7%
Aerospace & Defense — 1.2%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	190,000	196,717 (a)
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	150,000	155,227 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	80,000	83,559 (a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	470,000	490,429 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	950,000	1,013,553 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	30,000	31,737 (a)
Total Aerospace & Defense				1,971,222
Building Products — 0.7%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	190,000	197,074 (a)
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	380,000	389,810 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	530,000	552,013 (a)
Total Building Products				1,138,897
Commercial Services & Supplies — 1.4%
Boels Topholding BV, Senior Secured Notes	5.750%	5/15/30	260,000 EUR	316,613 (a)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	220,000	218,884
CoreCivic Inc., Senior Notes	8.250%	4/15/29	510,000	536,557
GEO Group Inc., Senior Notes	10.250%	4/15/31	510,000	558,538
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	260,000	273,646
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	320,000	328,291 (a)
Total Commercial Services & Supplies				2,232,529
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Construction & Engineering — 0.8%
AECOM, Senior Notes	6.000%	8/1/33	380,000	$389,663 (a)
Arcosa Inc., Senior Notes	6.875%	8/15/32	240,000	253,919 (a)
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	550,000	567,585 (a)
Total Construction & Engineering				1,211,167
Machinery — 1.8%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	200,000 EUR	210,262 (c)
HTA Group Ltd., Senior Notes	7.500%	6/4/29	600,000	621,636 (a)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	380,000	392,071 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	380,000	382,199
TK Elevator Midco GmbH, Senior Secured Notes	4.375%	7/15/27	1,020,000 EUR	1,206,092 (a)
Total Machinery				2,812,260
Passenger Airlines — 0.7%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	360,000	368,208 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	160,000	167,443 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	380,000	383,168 (a)
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	220,000	231,664 (a)
Total Passenger Airlines				1,150,483
Trading Companies & Distributors — 1.2%
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	440,000	392,671 (a)
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	90,000	94,772 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	280,000	297,073 (a)
Herc Holdings Inc., Senior Notes	6.000%	3/15/34	380,000	385,300 (a)
United Rentals North America Inc., Senior Notes	5.375%	11/15/33	770,000	769,921 (a)
Total Trading Companies & Distributors				1,939,737
Transportation Infrastructure — 0.9%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	7.000%	6/30/34	750,000	791,209 (a)
Mersin Uluslararasi Liman Isletmeciligi AS, Senior Notes	8.250%	11/15/28	600,000	625,373 (a)
Total Transportation Infrastructure				1,416,582

Total Industrials				13,872,877
Information Technology — 3.9%
Communications Equipment — 1.1%
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	450,000	454,905 (a)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Communications Equipment — continued
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	730,000	$775,252 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	490,000	466,503 (a)
Total Communications Equipment				1,696,660
Electronic Equipment, Instruments & Components — 0.7%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	250,000	264,380 (a)
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	730,000	769,040 (a)
Total Electronic Equipment, Instruments & Components				1,033,420
IT Services — 0.7%
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	290,000	284,686 (a)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	670,000	623,641 (a)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	50,000	45,889 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	5.500%	5/15/33	130,000 EUR	156,760 (a)
Total IT Services				1,110,976
Semiconductors & Semiconductor Equipment — 0.5%
Amkor Technology Inc., Senior Notes	5.875%	10/1/33	380,000	388,314 (a)
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	450,000	467,010 (a)
Total Semiconductors & Semiconductor Equipment				855,324
Software — 0.9%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	440,000	460,060 (a)
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	280,000	277,669 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	220,000	227,797 (a)
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	390,000	144,300 (a)
TeamSystem SpA, Senior Secured Notes (3 mo. EURIBOR + 3.500%)	5.526%	7/31/31	320,000 EUR	379,767 (a)(d)
Total Software				1,489,593

Total Information Technology				6,185,973
Materials — 3.0%
Chemicals — 0.9%
Azelis Finance NV, Senior Notes	4.750%	9/25/29	180,000 EUR	217,236 (a)
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	170,000	174,157
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	120,000	124,650 (a)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	6.750%	4/15/30	290,000 EUR	253,976 (a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	760,000	645,828
Total Chemicals				1,415,847
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — 2.1%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	260,000	$270,038 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,060,000	1,116,810 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	1,580,000	1,689,331 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	320,000	336,675 (a)
Total Metals & Mining				3,412,854

Total Materials				4,828,701
Real Estate — 2.5%
Diversified REITs — 0.6%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	310,000	300,462
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	100,000 GBP	114,927
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	180,000	192,362 (a)
Trust 2401, Senior Notes	4.869%	1/15/30	400,000	394,264 (a)
Total Diversified REITs				1,002,015
Health Care REITs — 0.5%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	490,000	433,521
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	320,000	327,596 (a)
Total Health Care REITs				761,117
Real Estate Management & Development — 0.5%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	220,888	10,492 (b)(c)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	179,895	3,598 (b)(c)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	237,466	4,749 (b)(c)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	311,709	2,338 (c)(e)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	86,859	1,520 (b)(c)
Essendi SA, Senior Secured Notes	6.375%	10/15/29	110,000 EUR	135,970 (a)
Essendi SA, Senior Secured Notes	5.375%	5/15/30	100,000 EUR	121,105 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	430,000	449,890 (a)
Total Real Estate Management & Development				729,662
Specialized REITs — 0.9%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	140,000	143,899 (a)
Iron Mountain Inc., Senior Notes	4.750%	1/15/34	460,000 EUR	527,016 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	610,000	624,560 (a)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialized REITs — continued
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	180,000	$181,757 (a)
Total Specialized REITs				1,477,232

Total Real Estate				3,970,026
Utilities — 2.9%
Electric Utilities — 2.0%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	150,000	155,360 (a)
Eskom Holdings, Senior Notes	4.314%	7/23/27	570,000	567,085 (c)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	1,180,000	1,196,247 (a)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	250,000	259,163 (a)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	90,000	90,711 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	500,000	517,357 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	320,000	339,087 (a)
Total Electric Utilities				3,125,010
Gas Utilities — 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	410,000	394,569 (a)
Independent Power and Renewable Electricity Producers — 0.7%
AES Andes SA, Senior Notes	6.250%	3/14/32	650,000	678,195 (a)
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	360,000	383,010 (a)
Total Independent Power and Renewable Electricity Producers				1,061,205

Total Utilities				4,580,784
Total Corporate Bonds & Notes (Cost — $116,499,344)				118,751,329
Sovereign Bonds — 11.9%
Angola — 0.6%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	400,000	402,559 (a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	620,000	604,877 (a)
Total Angola				1,007,436
Argentina — 1.7%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	154,402	137,572
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	275,134	234,551
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	1,349,180	1,007,163
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	1,108,580	853,806 (a)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Argentina — continued
Provincia de Cordoba, Senior Notes	9.750%	7/2/32	390,000	$411,158 (a)
Total Argentina				2,644,250
Bahrain — 0.3%
Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	510,000	455,691 (a)
Brazil — 0.7%
Brazilian Government International Bond, Senior Notes	6.000%	4/7/26	550,000	552,172
Brazilian Government International Bond, Senior Notes	3.750%	9/12/31	550,000	508,118
Total Brazil				1,060,290
Costa Rica — 0.2%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	350,000	385,000 (a)
Dominican Republic — 0.9%
Dominican Republic International Bond, Senior Notes	7.050%	2/3/31	300,000	322,650 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	150,000	144,705 (a)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	410,000	395,527 (c)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	600,000	626,340 (a)
Total Dominican Republic				1,489,222
Ecuador — 0.7%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	1,270,000	1,082,993 (a)
Egypt — 0.8%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	240,000	239,812 (a)
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	300,000	308,866 (c)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	670,000	716,965 (a)
Total Egypt				1,265,643
Guatemala — 0.4%
Guatemala Government Bond, Senior Notes	5.375%	4/24/32	600,000	607,800 (a)
Ivory Coast — 0.7%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	83,389	83,808 (c)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ivory Coast — continued
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,050,000	$1,053,143 (a)
Total Ivory Coast				1,136,951
Jordan — 0.5%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	780,000	814,775 (a)
Nigeria — 0.5%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	260,000	264,596 (c)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	350,000	363,557 (a)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	200,000	209,483 (a)
Total Nigeria				837,636
Oman — 0.3%
Oman Government International Bond, Senior Notes	6.750%	1/17/48	400,000	441,449 (c)
Paraguay — 0.3%
Paraguay Government International Bond, Senior Notes	2.739%	1/29/33	560,000	501,206 (a)
Senegal — 0.2%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	460,000	249,368 (a)
South Africa — 0.8%
Republic of South Africa Government International Bond, Senior Notes	4.300%	10/12/28	500,000	498,071
Republic of South Africa Government International Bond, Senior Notes	6.125%	12/11/37	450,000	444,550 (a)
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	380,000	321,982
Total South Africa				1,264,603
Turkey — 2.1%
Turkiye Government International Bond, Senior Notes	4.250%	4/14/26	2,090,000	2,095,117
Turkiye Government International Bond, Senior Notes	4.875%	10/9/26	700,000	704,892
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	680,000	526,232
Total Turkey				3,326,241
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ukraine — 0.2%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	20,796	$12,374 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	77,713	37,043 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	100,180	61,555 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	65,672	37,158 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/35	133,249	80,328 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	54,728	31,109 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	147,285	87,304 (a)
Total Ukraine				346,871

Total Sovereign Bonds (Cost — $17,877,844)				18,917,425
Asset-Backed Securities — 7.5%
AGL CLO Ltd., 2022-17A ER (3 mo. Term SOFR + 4.650%)	8.520%	1/21/35	500,000	481,515 (a)(d)
AMMC CLO Ltd., 2022-27A DR (3 mo. Term SOFR + 2.700%)	6.584%	1/20/37	120,000	120,556 (a)(d)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	8.405%	1/15/37	310,000	312,247 (a)(d)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.634%	10/20/34	200,000	200,095 (a)(d)
Apex Credit CLO Ltd., 2019-2A D1NR (3 mo. Term SOFR + 3.500%)	7.358%	1/25/38	340,000	341,037 (a)(d)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	8.984%	1/20/38	150,000	150,762 (a)(d)
Ares CLO Ltd., 2017-44A CRR (3 mo. Term SOFR + 2.750%)	6.655%	4/15/34	250,000	250,988 (a)(d)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	6.960%	10/23/34	440,000	440,674 (a)(d)
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Balboa Bay Loan Funding Ltd., 2020-1A ERR (3 mo. Term SOFR + 7.150%)	11.034%	10/20/35	490,000	$492,507 (a)(d)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	9.855%	7/15/37	300,000	301,261 (a)(d)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.757%	11/22/34	310,000	311,523 (a)(d)
Capital Four US CLO Ltd., 2025-4A E (3 mo. Term SOFR + 6.130%)	9.888%	10/18/38	370,000	370,279 (a)(d)
CIFC Funding Ltd., 2022-2A ER (3 mo. Term SOFR + 4.750%)	8.634%	4/19/35	120,000	119,732 (a)(d)
Elevation CLO Ltd., 2021-14A ER (3 mo. Term SOFR + 6.450%)	10.334%	1/20/38	600,000	592,245 (a)(d)
Fort Greene Park CLO LLC, 2025-2A ER (3 mo. Term SOFR + 4.400%)	8.257%	4/22/34	420,000	414,561 (a)(d)
GoldenTree Loan Management US CLO Ltd., 2017-1A ER3 (3 mo. Term SOFR + 4.500%)	8.384%	4/20/34	190,000	187,446 (a)(d)
GoldenTree Loan Management US CLO Ltd., 2019-6A ER2 (3 mo. Term SOFR + 4.500%)	8.384%	4/20/35	150,000	146,784 (a)(d)
GoldenTree Loan Management US CLO Ltd., 2020-8A ERR (3 mo. Term SOFR + 5.750%)	9.634%	10/20/34	460,000	453,889 (a)(d)
GoldenTree Loan Management US CLO Ltd., 2022-16A DRR (3 mo. Term SOFR + 2.400%)	6.284%	1/20/38	500,000	500,073 (a)(d)
Golub Capital Partners CLO Ltd., 2024-76A D1 (3 mo. Term SOFR + 2.900%)	6.758%	10/25/37	400,000	403,205 (a)(d)
Golub Capital Partners CLO Ltd., 2024-77A E (3 mo. Term SOFR + 4.850%)	8.708%	1/25/38	520,000	522,912 (a)(d)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.382%	4/17/34	160,000	160,575 (a)(d)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	7.108%	7/25/34	220,000	218,751 (a)(d)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.558%	1/25/38	420,000	420,293 (a)(d)
Mountain View CLO Ltd., 2025-1A D1 (3 mo. Term SOFR + 3.400%)	7.228%	10/17/38	220,000	222,458 (a)(d)
Nassau Ltd., 2021-IA DR (3 mo. Term SOFR + 3.600%)	7.505%	8/26/34	380,000	380,025 (a)(d)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	7.155%	10/15/37	280,000	282,224 (a)(d)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	11.736%	10/15/34	400,000	395,572 (a)(d)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.224%	1/20/38	370,000	$373,635 (a)(d)
Ocean Trails CLO Ltd., 2024-16A E (3 mo. Term SOFR + 6.690%)	10.574%	1/20/38	190,000	191,880 (a)(d)
Octagon Investment Partners Ltd., 2020-1A ER2 (3 mo. Term SOFR + 6.000%)	9.857%	1/22/38	380,000	371,450 (a)(d)
OHA Credit Funding Ltd., 2024-18A D1 (3 mo. Term SOFR + 3.450%)	7.334%	4/20/37	220,000	222,811 (a)(d)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	6.834%	7/20/37	130,000	130,416 (a)(d)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	6.884%	4/20/38	370,000	372,583 (a)(d)
RAD CLO Ltd., 2023-21A D1R (3 mo. Term SOFR + 2.600%)	6.458%	1/25/37	450,000	446,625 (a)(d)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	8.805%	7/15/40	330,000	333,261 (a)(d)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	8.184%	4/18/37	130,000	131,294 (a)(d)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	6.570%	1/20/38	170,000	170,729 (a)(d)

Total Asset-Backed Securities (Cost — $11,959,853)				11,938,873
Senior Loans — 3.4%
Communication Services — 0.4%
Interactive Media & Services — 0.4%
X Corp., Term Loan B1 (6 mo. Term SOFR + 6.750%)	10.448%	10/26/29	89,309	87,938 (d)(k)(l)
X Corp., Term Loan B3	9.500%	10/26/29	520,000	519,163 (k)(l)

Total Communication Services				607,101
Consumer Discretionary — 1.1%
Automobile Components — 0.3%
ABC Technologies Inc., Term Loan B	11.922- 11.966%	1/2/40	542,183	542,182 (d)(f)(g)(k)(l)
First Brands Group LLC, 2022 Incremental Term Loan (1 mo. Term SOFR + 7.114%)	10.987%	3/30/27	167,767	904 (d)(k)(l)
First Brands Group LLC, DIP Roll Up Term Loan (1 mo. Term SOFR + 7.000%)	10.843%	6/29/26	220,494	3,859 (d)(k)(l)
First Brands Group LLC, USD DIP Term Loan (1 mo. Term SOFR + 10.000%)	13.843%	6/29/26	76,171	15,044 (d)(k)(l)
Total Automobile Components				561,989
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Diversified Consumer Services — 0.2%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.489%	6/24/30	359,345	$318,277 (d)(k)(l)
Hotels, Restaurants & Leisure — 0.6%
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.250%)	6.966%	1/27/29	489,822	490,268 (d)(k)(l)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	5.716%	3/14/31	393,000	394,727 (d)(k)(l)
Total Hotels, Restaurants & Leisure				884,995

Total Consumer Discretionary				1,765,261
Consumer Staples — 0.2%
Beverages — 0.2%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	5.922%	3/31/28	342,947	344,320 (d)(k)(l)

Financials — 0.2%
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B (3 mo. Term SOFR + 4.000%)	7.672%	3/12/29	137,907	138,736 (d)(k)(l)
Financial Services — 0.1%
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.716%	7/31/31	99,750	99,148 (d)(k)(l)

Total Financials				237,884
Industrials — 0.5%
Building Products — 0.2%
Quikrete Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 2.250%)	5.966%	2/10/32	357,300	358,806 (d)(k)(l)
Passenger Airlines — 0.3%
Spirit Airlines LLC, Contingent DIP Facility	—	1/1/30	543,011	221,386 *(f)(g)(j)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.750%	1/2/40	118,486	118,116 (d)(k)(l)
Spirit Airlines LLC, Second New Money Term Loan	—	7/14/26	29,386	25,418 (m)
Spirit Airlines LLC, Third DIP New Money Term Loan	—	7/14/26	58,037	57,856 (m)
Total Passenger Airlines				422,776

Total Industrials				781,582
Information Technology — 0.9%
Semiconductors & Semiconductor Equipment — 0.2%
MKS Instruments Inc., 2025 Dollar Term Loan B (1 mo. Term SOFR + 2.000%)	5.716%	8/17/29	252,885	254,519 (d)(k)(l)
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — 0.7%
Red Planet Borrower LLC, Initial Term Loan (1 mo. Term SOFR + 4.000%)	7.716%	9/8/32	270,000	$270,844 (d)(k)(l)
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	875,600	922,208 (k)(l)
Total Software				1,193,052

Total Information Technology				1,447,571
Materials — 0.1%
Chemicals — 0.1%
Hexion Holdings Corp., 2024 Refinancing Term Loan	—	3/15/29	210,000	203,062 (m)

Total Senior Loans (Cost — $5,778,430)				5,386,781
			Shares
Preferred Stocks — 0.4%
Financials — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.863%		12,537	307,658 (d)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.690%		3,941	84,061 (d)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.258%		7,229	164,966 (d)

Total Preferred Stocks (Cost — $582,768)				556,685

Common Stocks — 0.2%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Altice France Luxco			13,451	242,252 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			120	30 *(f)(n)
Spirit Aviation Holdings Inc.			20,733	5,204 *

Total Industrials				5,234
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			77,927	663 *(f)

Total Common Stocks (Cost — $292,764)				248,149
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Convertible Bonds & Notes — 0.2%
Communication Services — 0.2%
Media — 0.2%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	66,450	$222,109 (b)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	27,858	348 (c)

Total Convertible Bonds & Notes (Cost — $73,957)				222,457
Collateralized Mortgage Obligations(o) — 0.1%
LHOME Mortgage Trust, 2025-RTL1 M1 (Cost — $209,999)	7.023%	1/25/40	210,000	213,102 (a)(d)
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)		—	677	11,238 *
			Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $179,338)		3/12/30	14,732	3,698 *(a)(f)(n)
Total Investments before Short-Term Investments (Cost — $153,454,297)				156,249,737
	Rate		Shares
Short-Term Investments — 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $45,426)	3.739%		45,426	45,426 (p)(q)
Total Investments — 98.5% (Cost — $153,499,723)				156,295,163
Other Assets in Excess of Liabilities — 1.5%				2,447,849
Total Net Assets — 100.0%				$158,743,012

See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Variable Global High Yield Bond Portfolio
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Value is less than $1.
(i)	Securities traded on a when-issued or delayed delivery basis.
(j)	The coupon payment on this security is currently in default as of December 31, 2025.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	All or a portion of this loan has not settled as of December 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(n)	Restricted security (Note 9).
(o)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Rate shown is one-day yield as of the end of the reporting period.
(q)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At December 31, 2025, the total market value of investments in Affiliated
Companies was $45,426 and the cost was $45,426 (Note 8).

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
USD	—	United States Dollar
At December 31, 2025, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	134	3/26	$14,654,458	$14,646,828	$(7,630)
Contracts to Sell:
Euro	18	3/26	2,630,655	2,650,500	(19,845)
Net unrealized depreciation on open futures contracts					$(27,475)
At December 31, 2025, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	257,620	GBP	194,000	BNP Paribas SA	1/16/26	$(3,877)
USD	967,206	GBP	719,155	BNP Paribas SA	1/16/26	(2,160)
EUR	19,167	USD	22,545	Citibank N.A.	1/16/26	(4)
GBP	123,614	USD	166,306	Citibank N.A.	1/16/26	317
GBP	486,000	USD	640,797	Citibank N.A.	1/16/26	14,294
USD	2,158,078	EUR	1,857,808	JPMorgan Chase & Co.	1/16/26	(26,873)
Net unrealized depreciation on open forward foreign currency contracts						$(18,303)

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Variable Global High Yield Bond Portfolio
Summary of Investments by Country# (unaudited)
United States	47.4%
Cayman Islands	6.0
United Kingdom	4.3
Mexico	4.3
Turkey	3.6
Brazil	3.0
Argentina	2.4
Zambia	2.0
Italy	1.8
Germany	1.8
South Africa	1.6
Canada	1.6
Israel	1.5
Dominican Republic	1.5
Colombia	1.4
Luxembourg	1.2
Guatemala	1.1
Netherlands	1.0
Jersey	1.0
France	1.0
Chile	1.0
Kazakhstan	0.8
Egypt	0.8
Ivory Coast	0.7
Ecuador	0.7
Angola	0.6
Hong Kong	0.6
Nigeria	0.5
Jordan	0.5
Sweden	0.5
Peru	0.4
Tanzania	0.4
Ireland	0.4
Paraguay	0.3
Bahrain	0.3
Oman	0.3
Switzerland	0.3
Japan	0.3
Costa Rica	0.3
Ukraine	0.2
Senegal	0.2
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

 Western Asset Variable Global High Yield Bond Portfolio
Summary of Investments by Country# (unaudited) (cont’d)
Bermuda	0.1%
Belgium	0.1
Spain	0.1
Macau	0.1
China	0.0 †
Short-Term Investments	0.0 †
100.0%

#	As a percentage of total investments. Please note that the Portfolio holdings are as of December 31, 2025, and are subject to change.
†	Represents less than 0.1%.
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $153,454,297)	$156,249,737
Investments in affiliated securities, at value (Cost — $45,426)	45,426
Foreign currency, at value (Cost — $129,163)	122,577
Cash	1,008,256
Interest and dividends receivable from unaffiliated investments	2,575,578
Deposits with brokers for open futures contracts	213,800
Unrealized appreciation on forward foreign currency contracts	14,611
Receivable for Portfolio shares sold	7,235
Dividends receivable from affiliated investments	748
Prepaid expenses	521
Total Assets	160,238,489
Liabilities:
Payable for securities purchased	1,078,658
Payable for Portfolio shares repurchased	132,027
Investment management fee payable	94,022
Unrealized depreciation on forward foreign currency contracts	32,914
Service and/or distribution fees payable	19,511
Payable to brokers — net variation margin on open futures contracts	13,791
Trustees’ fees payable	23
Accrued expenses	124,531
Total Liabilities	1,495,477
Total Net Assets	$158,743,012
Net Assets:
Par value (Note 7)	$249
Paid-in capital in excess of par value	195,122,622
Total distributable earnings (loss)	(36,379,859)
Total Net Assets	$158,743,012
Net Assets:
Class I	$66,321,089
Class II	$92,421,923
Shares Outstanding:
Class I	10,690,464
Class II	14,251,715
Net Asset Value:
Class I	$6.20
Class II	$6.48
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Statement of Operations
For the Year Ended December 31, 2025

Investment Income:
Interest	$11,575,658
Dividends from unaffiliated investments	51,444
Dividends from affiliated investments	24,568
Less: Foreign taxes withheld	(3,393)
Total Investment Income	11,648,277
Expenses:
Investment management fee (Note 2)	1,087,472
Service and/or distribution fees (Notes 2 and 5)	216,555
Fund accounting fees	80,467
Audit and tax fees	40,393
Legal fees	13,069
Shareholder reports	11,553
Trustees’ fees	4,266
Custody fees	1,623
Transfer agent fees (Notes 2 and 5)	1,342
Commitment fees (Note 10)	1,326
Insurance	993
Miscellaneous expenses	9,167
Total Expenses	1,468,226
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(676)
Net Expenses	1,467,550
Net Investment Income	10,180,727
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(1,284,300)†
Futures contracts	(294,600)
Swap contracts	86,430
Forward foreign currency contracts	(80,851)
Foreign currency transactions	42,462
Net Realized Loss	(1,530,859)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	6,272,768
Futures contracts	(69,325)
Swap contracts	(18,441)
Forward foreign currency contracts	(267,374)
Foreign currencies	49,905
Change in Net Unrealized Appreciation (Depreciation)	5,967,533
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	4,436,674
Increase in Net Assets From Operations	$14,617,401

†	Net of foreign capital gains tax of $768.
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2025	2024
Operations:
Net investment income	$10,180,727	$9,668,437
Net realized loss	(1,530,859)	(5,568,115)
Change in net unrealized appreciation (depreciation)	5,967,533	5,815,458
Increase in Net Assets From Operations	14,617,401	9,915,780
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(10,091,021)	(9,309,210)
Decrease in Net Assets From Distributions to Shareholders	(10,091,021)	(9,309,210)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	14,615,486	24,819,590
Reinvestment of distributions	10,091,021	9,309,210
Cost of shares repurchased	(23,964,158)	(24,552,495)
Increase in Net Assets From Portfolio Share Transactions	742,349	9,576,305
Increase in Net Assets	5,268,729	10,182,875
Net Assets:
Beginning of year	153,474,283	143,291,408
End of year	$158,743,012	$153,474,283
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$6.04	$6.02	$5.78	$7.19	$7.43
Income (loss) from operations:
Net investment income	0.42	0.41	0.39	0.34	0.34
Net realized and unrealized gain (loss)	0.18	0.02	0.19	(1.32)	(0.24)
Total income (loss) from operations	0.60	0.43	0.58	(0.98)	0.10
Less distributions from:
Net investment income	(0.44)	(0.41)	(0.34)	(0.43)	(0.34)
Total distributions	(0.44)	(0.41)	(0.34)	(0.43)	(0.34)
Net asset value, end of year	$6.20	$6.04	$6.02	$5.78	$7.19
Total return[2]	9.96%	7.06%	10.26%	(13.72)%	1.33%
Net assets, end of year (000s)	$66,321	$71,325	$76,028	$76,863	$99,346
Ratios to average net assets:
Gross expenses	0.81%	0.81%	0.83%	0.79%	0.82%
Net expenses[3,4]	0.81	0.81	0.83	0.79	0.82
Net investment income	6.69	6.62	6.59	5.37	4.49
Portfolio turnover rate	57%	51%	34%	58%	73%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class II Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$6.29	$6.26	$6.00	$7.44	$7.68
Income (loss) from operations:
Net investment income	0.42	0.41	0.39	0.34	0.33
Net realized and unrealized gain (loss)	0.19	0.01	0.20	(1.37)	(0.25)
Total income (loss) from operations	0.61	0.42	0.59	(1.03)	0.08
Less distributions from:
Net investment income	(0.42)	(0.39)	(0.33)	(0.41)	(0.32)
Total distributions	(0.42)	(0.39)	(0.33)	(0.41)	(0.32)
Net asset value, end of year	$6.48	$6.29	$6.26	$6.00	$7.44
Total return[2]	9.95%	6.70%	9.96%	(13.87)%	1.04%
Net assets, end of year (000s)	$92,422	$82,149	$67,264	$56,353	$64,999
Ratios to average net assets:
Gross expenses	1.06%	1.06%	1.08%	1.04%	1.07%
Net expenses[3,4]	1.06	1.06	1.08	1.03	1.07
Net investment income	6.45	6.38	6.35	5.16	4.26
Portfolio turnover rate	57%	51%	34%	58%	73%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class II shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$18,618,639	$354,162	$18,972,801
Financials	—	15,563,170	0 *	15,563,170
Other Corporate Bonds & Notes	—	84,215,358	—	84,215,358
Sovereign Bonds	—	18,917,425	—	18,917,425
Asset-Backed Securities	—	11,938,873	—	11,938,873
Senior Loans:
Consumer Discretionary	—	1,223,079	542,182	1,765,261
Industrials	—	560,196	221,386	781,582
Other Senior Loans	—	2,839,938	—	2,839,938
Preferred Stocks	$556,685	—	—	556,685
Common Stocks:
Industrials	5,204	30	—	5,234
Other Common Stocks	—	242,915	—	242,915
Convertible Bonds & Notes	—	222,457	—	222,457
Collateralized Mortgage Obligations	—	213,102	—	213,102
Rights	—	11,238	—	11,238
Warrants	—	3,698	—	3,698
Total Long-Term Investments	561,889	154,570,118	1,117,730	156,249,737
Short-Term Investments†	45,426	—	—	45,426
Total Investments	$607,315	$154,570,118	$1,117,730	$156,295,163
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$14,611	—	$14,611
Total	$607,315	$154,584,729	$1,117,730	$156,309,774
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$27,475	—	—	$27,475
Forward Foreign Currency Contracts††	—	$32,914	—	32,914
Total	$27,475	$32,914	—	$60,389

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Portfolio has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Portfolio is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities.
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as a realized gain or loss in the Statement of Operations.
The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2025, the Portfolio did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the year ended December 31, 2025, see Note 4.
(e) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(f) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(h) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(i) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of December 31, 2025, the Portfolio held forward foreign currency contracts with credit related contingent features which had a liability position of $32,914. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.
(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(l) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(m) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(n) Compensating balance arrangements. The Portfolio had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(o) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Portfolio had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”) and Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”) are the Portfolio’s subadvisers. FTFA, Western Asset, Western Asset London and Western Asset Singapore are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Portfolio’s average daily net assets.
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to Western Asset the day-to-day portfolio management of the Portfolio. Western Asset London and Western Asset Singapore provide certain subadvisory services to the Portfolio relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset London and Western Asset Singapore a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
As a result of expense limitation arrangements between the Portfolio and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

shares did not exceed 0.90% and 1.15%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended December 31, 2025, fees waived and/or expenses reimbursed amounted to $676, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at December 31, 2025, the Portfolio had no remaining fee waivers and/or expense reimbursements subject to recapture by FTFA. For the year ended December 31, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolio’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolio’s shareholder servicing agent and acts as the Portfolio’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Portfolio pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2025, the Portfolio incurred transfer agent fees as reported on the Statement of Operations, of which $1,207 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$88,209,832
Sales	86,800,302
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
At December 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$153,525,627	$6,542,140	$(3,772,604)	$2,769,536
Futures contracts	—	—	(27,475)	(27,475)
Forward foreign currency contracts	—	14,611	(32,914)	(18,303)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2025.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$14,611

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$7,630	$19,845	$27,475
Forward foreign currency contracts	—	32,914	32,914
Total	$7,630	$52,759	$60,389

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the year ended December 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(96,535)	$(198,065)	—	$(294,600)
Swap contracts	—	—	$86,430	86,430
Forward foreign currency contracts	—	(80,851)	—	(80,851)
Total	$(96,535)	$(278,916)	$86,430	$(289,021)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(7,630)	$(61,695)	—	$(69,325)
Swap contracts	—	—	$(18,441)	(18,441)
Forward foreign currency contracts	—	(267,374)	—	(267,374)
Total	$(7,630)	$(329,069)	$(18,441)	$(355,140)
During the year ended December 31, 2025, the volume of derivative activity for the Portfolio was as follows:

Average Market Value*
Futures contracts (to buy)	$4,509,374
Futures contracts (to sell)	2,535,837
Forward foreign currency contracts (to buy)	650,804
Forward foreign currency contracts (to sell)	3,942,389
Average Notional Balance**
Credit default swap contracts (sell protection)†	$1,508,769

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
†	At December 31, 2025, there were no open positions held in this derivative.
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of December 31, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
BNP Paribas SA	—	$(6,037)	$(6,037)	—	$(6,037)
Citibank N.A.	$14,611	(4)	14,607	—	14,607
JPMorgan Chase & Co.	—	(26,873)	(26,873)	—	(26,873)
Total	$14,611	$(32,914)	$(18,303)	—	$(18,303)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$572
Class II	$216,555	770
Total	$216,555	$1,342
For the year ended December 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$305
Class II	371
Total	$676

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

6. Distributions to shareholders by class

	Year Ended December 31, 2025	Year Ended December 31, 2024
Net Investment Income:
Class I	$4,434,045	$4,564,489
Class II	5,656,976	4,744,721
Total	$10,091,021	$9,309,210
7. Shares of beneficial interest
At December 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	546,270	$3,393,537	746,762	$4,606,182
Shares issued on reinvestment	717,420	4,434,045	748,277	4,564,489
Shares repurchased	(2,389,224)	(14,973,906)	(2,303,331)	(14,278,311)
Net decrease	(1,125,534)	$(7,146,324)	(808,292)	$(5,107,640)
Class II
Shares sold	1,704,171	$11,221,949	3,152,719	$20,213,408
Shares issued on reinvestment	875,642	5,656,976	746,025	4,744,721
Shares repurchased	(1,383,028)	(8,990,252)	(1,582,870)	(10,274,184)
Net increase	1,196,785	$7,888,673	2,315,874	$14,683,945
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
for all or some portion of the year ended December 31, 2025. The following transactions were effected in such company for the year ended December 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,355,791	$29,230,722	29,230,722	$32,541,087	32,541,087

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$24,568	—	$45,426
9. Restricted securities
The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 12/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	120	3/25	$1,461	$30	$0.25	0.00%(a)
Spirit Airlines LLC, Warrants	14,732	3/25	179,338	3,698 (b)	0.25	0.00 (a)
Total			$180,799	$3,728		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

10. Redemption facility
The Portfolio, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Portfolio shall, in addition to interest charged on any borrowings made by the Portfolio and other costs incurred by the Portfolio, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolio did not utilize the Global Credit Facility during the year ended December 31, 2025.
11. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$10,091,021	$9,309,210
As of December 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$50,334
Deferred capital losses*	(39,194,375)
Other book/tax temporary differences(a)	45,780
Unrealized appreciation (depreciation)(b)	2,718,402
Total distributable earnings (loss) — net	$(36,379,859)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are the realization for tax purposes of unrealized gains (losses) on futures and forward contracts.
(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, book/tax differences in the accrual of interest income on securities in default and other book/tax basis adjustments.

12. Operating segments
The Portfolio operates as a single operating segment, which is an investment portfolio. A management group assigned to the Portfolio within the Portfolio’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Portfolio’s operating results and allocating resources in accordance with the Portfolio’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
the related Notes to Financial Statements. The Portfolio’s Schedule of Investments provides details of the Portfolio’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Variable Income Trust and Shareholders of Western Asset Variable Global High Yield Bond Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Variable Global High Yield Bond Portfolio (one of the portfolios constituting Legg Mason Partners Variable Income Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management.  Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, agent banks, and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 13, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Western Asset Variable Global High Yield Bond Portfolio 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Portfolio is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Portfolio hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:

	Pursuant to:	Amount Reported
Section 163(j) Interest Earned	§163(j)	$9,628,700

Western Asset Variable Global High Yield Bond Portfolio

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Variable Global High Yield Bond Portfolio

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Western Asset
Variable Global High Yield Bond Portfolio
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Variable Global High Yield Bond Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.
Western Asset Variable Global High Yield Bond Portfolio
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 877-6LM-FUND/656-3863.
Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Variable Global High Yield Bond Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.
Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90146-AFSOI 2/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 24, 2026